HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.9%
	AEROSPACE & DEFENSE - 0.6%
4,235	Mercury Systems, Inc.(a)	$ 327,831

	APPAREL & TEXTILE PRODUCTS - 0.9%
22,640	Levi Strauss & Company, Class A	459,139

	ASSET MANAGEMENT - 1.0%
7,525	Cohen & Steers, Inc.	514,108

	AUTOMOTIVE - 3.9%
45,395	Gentex Corporation	1,064,513
9,390	Lear Corporation	982,664
		2,047,177
	BANKING - 17.3%
37,220	Columbia Banking System, Inc.	997,496
46,170	First Community Corporation	1,237,817
17,015	Hancock Whitney Corporation	971,727
43,975	Old Second Bancorp, Inc.	789,351
10,890	Pinnacle Financial Partners, Inc.	927,937
21,215	Prosperity Bancshares, Inc.	1,396,370
35,455	Provident Financial Services, Inc.	648,472
11,655	SouthState Bank Corporation	1,033,216
8,880	Wintrust Financial Corporation	1,154,578
		9,156,964
	CHEMICALS - 1.6%
6,035	Quaker Chemical Corporation	838,201

	COMMERCIAL SUPPORT SERVICES - 1.3%
11,905	TriNet Group, Inc.	714,300

	CONSTRUCTION MATERIALS - 1.5%
4,620	Simpson Manufacturing Company, Inc.	815,430

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.9% (Continued)
	CONTAINERS & PACKAGING - 1.7%
57,195	Graphic Packaging Holding Company	$ 914,548

	E-COMMERCE DISCRETIONARY - 1.0%
8,905	Etsy, Inc.(a)	552,110

	ELECTRIC UTILITIES - 2.6%
22,110	Black Hills Corporation	1,402,437

	ELECTRICAL EQUIPMENT - 3.6%
4,205	Generac Holdings, Inc.(a)	706,524
4,975	Littelfuse, Inc.	1,210,467
		1,916,991
	FOOD - 3.0%
35,420	Flowers Foods, Inc.	422,561
19,010	John B Sanfilippo & Son, Inc.	1,193,448
		1,616,009
	GAS & WATER UTILITIES - 0.6%
4,525	American States Water Company	322,678

	HEALTH CARE FACILITIES & SERVICES - 2.0%
5,895	Ensign Group, Inc. (The)	1,061,690

	HOME CONSTRUCTION - 3.8%
3,695	Armstrong World Industries, Inc.	703,639
2,380	Cavco Industries, Inc.(a)	1,260,924
		1,964,563
	HOUSEHOLD PRODUCTS - 2.2%
47,610	Reynolds Consumer Products, Inc.	1,163,588

	INDUSTRIAL REIT - 1.5%
14,430	First Industrial Realty Trust, Inc.	797,690

	INDUSTRIAL SUPPORT SERVICES - 0.6%
	INDUSTRIAL SUPPORT SERVICES - 0.6%
6,505	FCore & Main, Inc., Class A(a)	339,431

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
26,305	Lazard, Inc.	$ 1,283,684

	INSURANCE - 4.8%
13,630	Axis Capital Holdings Ltd.	1,276,586
7,580	Hanover Insurance Group, Inc. (The)	1,295,270
		2,571,856
	INTERNET MEDIA & SERVICES - 2.5%
41,320	Match Group, Inc.	1,336,289

	MACHINERY - 5.2%
19,095	Cactus, Inc., Class A	843,426
9,320	ESAB Corporation	1,088,763
6,478	Middleby Corporation (The)(a)	804,762
		2,736,951
	MEDICAL EQUIPMENT & DEVICES - 3.9%
11,350	Globus Medical, Inc., Class A(a)	685,427
16,650	Haemonetics Corporation(a)	832,666
4,324	Teleflex, Inc.	538,208
		2,056,301
	MULTI ASSET CLASS REIT - 2.0%
63,865	Elme Communities	1,050,580

	OIL & GAS PRODUCERS - 3.1%
41,120	Magnolia Oil & Gas Corporation, Class A	923,556
18,605	Matador Resources Company	734,153
		1,657,709
	REAL ESTATE SERVICES - 2.8%
2,135	Jones Lang LaSalle, Inc.(a)	651,367
28,490	Marcus & Millichap, Inc.	832,193
		1,483,560
	RESIDENTIAL REIT - 3.1%
27,900	Independence Realty Trust, Inc.	444,447
84,045	UMH Properties, Inc.	1,222,014
		1,666,461

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.9% (Continued)
	RETAIL - DISCRETIONARY - 2.3%
16,930	Academy Sports & Outdoors, Inc.	810,777
6,365	BlueLinx Holdings, Inc.(a)	416,526
		1,227,303
	SEMICONDUCTORS - 5.3%
4,785	Coherent Corporation(a)	631,429
18,740	Tower Semiconductor Ltd.(a)	1,596,086
36,880	Vishay Intertechnology, Inc.	626,222
		2,853,737
	SOFTWARE - 1.7%
8,500	Omnicell, Inc.(a)	285,345
17,690	Ziff Davis, Inc.(a)	599,691
		885,036
	TRANSPORTATION & LOGISTICS - 2.1%
11,300	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	1,114,406

	TOTAL COMMON STOCKS (Cost $43,253,883)	48,848,758

	SHORT-TERM INVESTMENT — 7.4%
	MONEY MARKET FUND - 7.4%
3,945,508	First American Treasury Obligations Fund, Class X, 4.00%(b) (Cost $3,945,508)	3,945,508

	TOTAL INVESTMENTS - 99.3% (Cost $47,199,391)	$ 52,794,266
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	385,095
	NET ASSETS - 100.0%	$ 53,179,361

ADR - American Depositary Receipt

Ltd. - Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security
(b)	Rate disclosed is seven day effective yield as of October 31, 2025